Expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Loss Expense Recovery Explanatory

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Total
For the year ended 31.12.24
Global Wealth Management (49) 48 (1)
Personal & Corporate Banking (61) 454 393
Asset Management 0 0 0
Investment Bank 52 47 98
Non-core and Legacy (5) 60 55
Group Items 0 0 0
Total (63) 608 544
For the year ended 31.12.23
Global Wealth Management (2) 27 25
Personal & Corporate Banking 13 37 50
Asset Management 0 (1) (1)
Investment Bank 11 56 67
Non-core and Legacy 0 1 1
Group Items 1 0 1
Total 23 120 143
For the year ended 31.12.22
Global Wealth Management (5) 5 0
Personal & Corporate Banking 27 12 39
Asset Management 0 0 0
Investment Bank 6 (18) (12)
Non-core and Legacy 0 2 2
Group Items 0 0 0
Total 29 0 29

Disclosure Of Key Macro Economic Scenario Weights Explanatory

Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.24 31.12.23
Asset price appreciation / inflation 0.0 0.0
Baseline 60.0 60.0
Mild debt crisis 15.0 15.0
Stagflationary geopolitical crisis 25.0 25.0

Disclosure Of Key Macro Economic Variables Explanatory

Scenario assumptions
One year

Three years cumulative

31.12.24
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (4.8) 8.6 5.5 0.8 (4.4)
Eurozone 2.5 0.9 (1.7) (5.6) 5.6 3.2 (0.1) (5.7)
Switzerland 2.7 0.9 (1.1) (4.8) 6.2 4.2 0.4 (4.9)
Consumer price index (percentage change)

United States 2.3 2.6 0.0 10.0 8.1 7.8 2.5 15.8
Eurozone 2.0 2.2 0.0 9.6 7.3 5.9 2.0 14.8
Switzerland 1.4 0.7 (0.2) 5.8 5.7 2.7 1.4 10.7
Unemployment rate (end-of-period level, %)
United States 3.1 4.3 6.8 9.8 3.0 4.1 8.1 12.4
Eurozone 6.0 7.0 7.9 10.5 6.0 6.8 8.3 11.7
Switzerland 2.3 2.6 3.4 4.6 2.3 2.5 4.2 5.5
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 77 (137) 270 45 82 (77) 245
EUR 0 25 (113) 245 38 35 (68) 215
CHF 0 (4) (22) 195 38 11 (1) 180
Equity indices (percentage change)
S&P 500 20.0 12.0 (28.1) (56.5) 51.7 26.7 (14.0) (51.2)
EuroStoxx 50 16.0 (0.6) (27.9) (56.6) 41.7 9.9 (18.3) (52.7)
SPI 14.0 (0.6) (26.0) (56.6) 37.9 8.0 (13.0) (52.7)
Swiss real estate (percentage change)
Single-Family Homes

4.5 3.2 (4.3) (18.5) 10.7 8.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 3.4 (7.6) (20.2) 16.8 11.9 (5.2) (30.5)
Eurozone (House Price Index) 4.5 3.7 (6.1) (8.4) 10.7 11.6 (5.6) (12.9)

Scenario assumptions
One year

Three years cumulative

31.12.23
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Real GDP growth (percentage change)
United States 4.0 0.1 (1.6) (4.8) 9.1 4.4 0.6 (4.4)
Eurozone 3.0 0.5 (1.7) (5.6) 6.2 2.9 (0.1) (5.7)
Switzerland 3.0 1.4 (1.2) (4.8) 6.6 4.4 0.3 (4.9)
Consumer price index (percentage change)

United States 2.5 2.3 (0.1) 10.0 8.1 7.1 2.3 15.8
Eurozone 2.3 2.0 (0.2) 9.6 7.4 6.1 1.8 14.8
Switzerland 2.1 1.5 (0.4) 5.8 6.2 4.3 0.8 10.7
Unemployment rate (end-of-period level, %)
United States 3.0 4.4 6.3 9.2 3.0 4.4 7.7 11.8
Eurozone 6.0 6.9 8.2 10.6 6.0 6.8 9.0 11.8
Switzerland 1.6 2.3 2.9 4.1 1.5 2.3 3.8 5.0
Fixed income: 10-year government bonds (change in yields, basis points)
USD 13 (82) (215) 270 37 (78) (155) 245
EUR 20 (90) (185) 225 58 (78) (140) 195
CHF 25 (41) (73) 195 63 (34) (28) 180
Equity indices (percentage change)
S&P 500 20.0 15.3 (26.6) (51.5) 51.7 28.1 (12.2) (45.6)
EuroStoxx 50 20.0 12.0 (26.4) (51.6) 46.6 22.9 (16.6) (47.2)
SPI 15.0 4.6 (24.5) (51.6) 39.2 15.9 (11.2) (47.2)
Swiss real estate (percentage change)
Single-Family Homes

6.6 (1.5) (4.4) (18.5) 14.0 0.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 8.1 0.6 (8.6) (20.0) 19.7 5.8 (5.2) (30.2)
Eurozone (House Price Index) 7.0 0.6 (5.9) (8.4) 15.4 6.4 (5.2) (12.9)

Disclosure Of Credit Risk Exposure Movement Explanatory

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2023 (1,244) (308) (272) (664)
Merger with Credit Suisse AG (2,114) (322) (268) (1,523)
Net movement from new and derecognized transactions
1
(16) (6) (21) 11
of which: Private clients with mortgages 3 (7) 9 0
of which: Real estate financing 5 3 2 0
of which: Large corporate clients (46) (21) (36) 10
of which: SME clients 6 0 6 0
of which: Other 16 18 (2) 0

of which: Financial intermediaries and hedge funds
1 0 0 1

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(453) 23 (31) (445)
of which: Private clients with mortgages (3) 0 (3) 0
of which: Real estate financing (9) 1 (5) (5)
of which: Large corporate clients (73) 16 (7) (82)
of which: SME clients (318) 2 (9) (312)
of which: Other (50) 3 (8) (46)

of which: Financial intermediaries and hedge funds
1 0 0 1

of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without stage transfers
3
(26) 117 32 (175)
of which: Private clients with mortgages 33 18 18 (2)
of which: Real estate financing 20 7 4 9
of which: Large corporate clients 74 52 38 (17)
of which: SME clients (94) 6 1 (100)
of which: Other (59) 34 (28) (65)

of which: Sovereigns
(9) 12 (21) 0

of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
(49) (14) (35) 0
Movements with profit or loss impact
5
(544) 120 (55) (608)
Movements without profit or loss impact (write-off, FX and other)
6
376 24 (28) 379
Balance as of 31 December 2024 (3,527) (487) (623) (2,417)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward-looking

macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances

and provisions resulting from write-offs

of the ECL allowance against

the gross carrying amount when all

or part of a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2022 (1,091) (260) (267) (564)
Net movement from new and derecognized transactions
1
(11) (27) 9 7
of which: Private clients with mortgages (5) (8) 3 0
of which: Real estate financing (2) (4) 3 0
of which: Large corporate clients 2 (8) 3 7
of which: SME clients (3) (3) 0 0
of which: Other (4) (4) 0 0

of which: Financial intermediaries and hedge funds
(1) (1) 0 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(140) 8 (7) (142)
of which: Private clients with mortgages 3 1 3 (1)
of which: Real estate financing (2) 2 (5) 0
of which: Large corporate clients (76) 3 (3) (76)
of which: SME clients (56) 1 (1) (55)
of which: Other (10) 1 0 (11)

of which: Financial intermediaries and hedge funds
0 0 1 0

of which: Loans to financial advisors
1 0 0 0
Remeasurements without stage transfers
3
35 7 14 14
of which: Private clients with mortgages 5 (5) 14 (3)
of which: Real estate financing 5 2 3 (1)
of which: Large corporate clients 15 13 10 (8)
of which: SME clients 44 (1) 1 44
of which: Other (34) (2) (14) (18)

of which: Sovereigns
(15) 0 (15) 0

of which: Loans to financial advisors
(7) 1 0 (8)
Model changes
4
(27) (18) (9) 0
Movements with profit or loss impact
5
(143) (30) 7 (120)
Movements without profit or loss impact (write-off, FX and other)
6
(10) (18) (13) 21
Balance as of 31 December 2023 (1,244) (308) (272) (664)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward-looking

macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances

and provisions resulting from write-offs

of the ECL allowance against

the gross carrying amount when all

or part of a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Disclosure Of Credit Risk Exposure Categories Explanatory

ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions as of 31 December

2024 – classification by trigger
USD m Total
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
Private clients with mortgages (71)
(47) (1) (22)
Real estate financing (29) (18) (2) (9)
Large corporate clients (194) (96) (95) (4)
SME clients (76) (41) (20) (14)
Ship / aircraft financing (17) (16) (1) (1)
Financial intermediaries and hedge funds (2) (1) 0 (1)
Loans to financial advisors (1) 0 0 (1)
Credit cards (12) 0 0 (12)
Consumer financing (19) (12) 0 (7)
Commodity trade finance (1) 0 0 0
Other (201) (189) (10) (1)
On- and off-balance sheet

(623) (420) (131) (72)

Disclosure Of Maximum Exposure To Credit Risk Explanatory

Maximum exposure to credit risk

31.12.24
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 223.3 223.3
Amounts due from banks
4
18.1 0.2 0.0 0.2 17.7
Receivables from securities financing transactions
measured at amortized cost
118.3 0.0 113.2 4.1 1.0
Cash collateral receivables on derivative instruments
5,6
44.0 28.3 15.7
Loans and advances to customers 587.3 32.9 130.3 341.1 41.1 9.6 32.4
Other financial assets measured at amortized cost 59.3 0.2 0.7 5.3 53.1
Total financial assets measured at amortized cost 1,050.3 33.1 244.3 341.1 50.6 28.3 0.0 9.8 343.2
Financial assets measured at fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk

reflected on the balance sheet within the scope of ECL 1,052.5 33.1 244.3 341.1 50.6 28.3 0.0 9.8 345.4
Guarantees
7
40.2 1.9 19.6 0.4 2.3 3.9 12.3
Irrevocable loan commitments 79.4 0.2 3.8 1.6 22.7 4.2 46.8
Forward starting reverse repurchase and securities
borrowing agreements 24.9 24.9
Committed unconditionally revocable credit lines 148.8 19.4 61.6 12.9 1.5 3.1 50.3
Total maximum exposure to credit risk not

reflected on the balance sheet within the scope of ECL 293.3 21.4 109.9 14.9 26.4 0.0 0.0 11.2 109.4
31.12.23
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 171.8 171.8
Amounts due from banks
4
28.2 0.2 4.8 0.1 23.1
Receivables from securities financing transactions
measured at amortized cost
74.1 0.0 70.7 2.8 0.7
Cash collateral receivables on derivative instruments
5,6
32.3 22.8 9.5
Loans and advances to customers 405.6 31.4 105.2 222.7 24.9 2.8 18.7
Other financial assets measured at amortized cost 54.3 0.1 0.8 0.0 1.5 51.9
Total financial assets measured at amortized cost 766.4 31.5 176.8 222.7 33.9 22.8 0.0 2.9 275.7
Financial assets measured at fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk

reflected on the balance sheet within the scope of ECL 768.6 31.5 176.8 222.7 33.9 22.8 0.0 2.9 277.9
Guarantees
7
33.2 1.6 19.8 0.2 1.8 2.0 7.8
Irrevocable loan commitments 43.9 0.2 2.0 1.8 8.9 0.0 1.0 30.0
Forward starting reverse repurchase and securities
borrowing agreements 10.4 10.4
Committed unconditionally revocable credit lines 47.4 0.5 9.1 7.1 5.1 0.6 25.1
Total maximum exposure to credit risk not

reflected on the balance sheet within the scope of ECL 134.8 2.3 41.3 9.0 15.7 0.0 0.0 3.5 62.9
1 Of which: USD 3,742
m for 31 December 2024

(31 December 2023: USD
1,637
m) relates to total credit-impaired

financial assets measured at amortized

cost and USD
356
m for 31 December 2024

(31 December
2023: USD 105
m) to total off-balance sheet financial instruments and

credit lines for credit-impaired positions.

2 Collateral arrangements generally incorporate

a range of collateral, including cash, equity

and debt
instruments, real estate and

other collateral. For

the purpose of this

disclosure, UBS AG

applies a risk-based

approach that generally prioritizes

collateral according to its

liquidity profile. In the

case of loan facilities
with funded and unfunded elements, the collateral

is first allocated to the funded element. For

legacy Credit Suisse a risk-based approach is

applied that generally prioritizes real estate collateral

and prioritizes other
collateral according to

its liquidity profile.

In case of

loan facilities with

funded and unfunded

elements, the

collateral is proportionally

allocated.

3 Includes but is

not limited to

life insurance contracts,

rights in
respect of subscription or capital commitments from fund partners, lien claims on assets of borrowers, inventory,

mortgage loans, gold and other commodities.

4 Amounts due from banks include amounts held with
third-party banks on behalf of clients.

The credit risk associated

with these balances may be

borne by those clients.

5 Included within Cash collateral

receivables on derivative instruments

are margin balances due
from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk.

6 The amount shown in the “Netting” column represents the
netting potential not recognized on the balance sheet. Refer to Note 22 for more information.

7 Guarantees collateralized by equity and debt instruments include certain overnight repurchase and reverse repurchase transactions where UBS acts as a sponsoring member for eligible clients when clearing through the Fixed Income Clearing Corporation (the FICC). As part of this arrangement, UBS guarantees the FICC for prompt and full payment and performance of

the clients‘ respective obligations under

the FICC rules. The

Group minimizes its liability under

these guarantees by obtaining

a security interest in the

cash or high-quality securities
collateral that the clients place with the clearing house; therefore, the risk of loss is expected to be remote.

Disclosure Of Internal Credit Exposures Explanatory

Financial assets subject to credit risk by rating

category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 222,734 442 24 0 313 0 223,514 (186) 223,329 of which: stage 1 222,734 442 24 0 0 0 223,201 0 223,201
of which: stage 2 0 0 0 0 313 0 313 (186) 128
Amounts due from banks 156 14,528 2,331 799 338 0 18,153 (42) 18,111 of which: stage 1 156 14,496 2,253 780 228 0 17,913 (1) 17,912 of which: stage 2 0 32 78 18 75 0 203 (5) 198
of which: stage 3 0 0 0 1 35 0 37 (36) 0
Receivables from securities financing transactions

67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,302
of which: stage 1 67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,302
Cash collateral receivables on derivative instruments 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959 of which: stage 1 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959
Loans and advances to customers 1,921 264,783 171,138 107,851 37,827 6,656 590,177 (2,830) 587,347
of which: stage 1 1,921 263,009 167,732 99,328 28,818 0 560,807 (276) 560,531
of which: stage 2 0 1,762 3,400 8,493 8,976 0 22,632 (323) 22,309 of which: stage 3 0 12 6 30 33 6,656 6,737 (2,230) 4,506
Other financial assets measured at amortized cost 26,310 21,139 2,939 7,060 1,669 296 59,413 (135) 59,279 of which: stage 1 26,310 21,108 2,912 6,921 1,419 0 58,670 (25) 58,645 of which: stage 2 0 30 27 139 250 0 447 (7) 439
of which: stage 3 0 0 0 0 1 296 297 (103) 194
Total financial assets measured at amortized cost 328,754 337,923 190,587 147,701 41,601 6,953 1,053,520 (3,195) 1,050,326
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,393 702 0 101 0 0 2,195 0 2,195
Total on-balance sheet financial instruments 330,147 338,625 190,587 147,801 41,601 6,953 1,055,715 (3,195) 1,052,521
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Financial assets subject to credit risk by rating

category
USD m 31.12.23
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 171,573 215 0 0 43 0 171,832 (26) 171,806 of which: stage 1 171,573 215 0 0 0 0 171,788 0 171,788
of which: stage 2 0 0 0 0 43 0 43 (26) 18
Amounts due from banks 811 25,095 1,359 463 485 0 28,213 (7) 28,206 of which: stage 1 811 25,095 1,354 462 476 0 28,198 (6) 28,191 of which: stage 2 0 0 5 1 9 0 15 (1) 14
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions

36,689 15,958 6,073 14,319 1,091 0 74,130 (2) 74,128
of which: stage 1 36,689 15,958 6,073 14,319 1,091 0 74,130 (2) 74,128
Cash collateral receivables on derivative instruments 8,009 13,575 6,423 4,095 198 0 32,300 0 32,300 of which: stage 1 8,009 13,575 6,423 4,095 198 0 32,300 0 32,300
Loans and advances to customers 5,993 196,897 82,867 89,738 28,486 2,586 406,568 (935) 405,633
of which: stage 1 5,993 195,590 80,534 82,633 20,916 0 385,666 (173) 385,493
of which: stage 2 0 1,307 2,333 7,106 7,570 0 18,316 (185) 18,131 of which: stage 3 0 0 0 0 0 2,586 2,586 (577) 2,009
Other financial assets measured at amortized cost 25,727 20,541 678 6,770 499 206 54,421 (87) 54,334 of which: stage 1 25,727 20,539 659 6,619 353 0 53,897 (16) 53,882 of which: stage 2 0 2 19 151 146 0 317 (5) 312
of which: stage 3 0 0 0 0 0 206 206 (66) 141
Total financial assets measured at amortized cost 248,802 272,281 97,400 115,386 30,802 2,792 767,462 (1,057) 766,407
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,222 850 0 161 0 0 2,233 0 2,233
Total on-balance sheet financial instruments 250,024 273,131 97,400 115,547 30,802 2,792 769,696 (1,057) 768,640
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory

Financial assets measured at FVOCI – debt instruments
Total on-balance sheet financial instruments 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount

(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees

17,395 7,283 8,403 5,197 1,829 174 40,280 (61)
of which: stage 1 17,395 7,247 8,362 4,485 1,371 0 38,860 (16)
of which: stage 2 0 36 41 708 458 0 1,242 (24)
of which: stage 3 0 0 0 4 0 174 178 (22)
Irrevocable loan commitments 1,119 23,843 22,361 14,249 17,764 243 79,579 (192)
of which: stage 1 1,119 23,650 21,974 13,742 14,673 0 75,158 (105)
of which: stage 2 0 193 387 507 3,091 0 4,178 (61)
of which: stage 3 0 0 0 0 0 243 243 (26)
Forward starting reverse repurchase and securities borrowing agreements 0 0 0 24,896 0 0 24,896 0
Total off-balance sheet financial instruments 18,514 31,126 30,763 44,342 19,593 417 144,755 (253)
Credit lines
Committed unconditionally revocable credit lines 2,180 101,163 22,877 15,991 6,434 255 148,900 (75)
of which: stage 1 2,180 100,606 22,416 15,423 5,872 0 146,496 (59)
of which: stage 2 0 557 461 568 562 0 2,149 (17)
of which: stage 3 0 0 0 0 0 255 255 0
Irrevocable committed prolongation of existing loans 6 1,997 946 739 918 2 4,608 (3)
of which: stage 1 6 1,997 946 739 914 0 4,602 (3)
of which: stage 2 0 0 0 1 3 0 4 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,186 103,161 23,823 16,730 7,351 257 153,508 (79)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.23
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount

(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees

17,771 7,306 4,268 2,800 948 118 33,211 (40)
of which: stage 1 17,771 7,267 4,219 2,301 774 0 32,332 (14)
of which: stage 2 0 39 49 499 174 0 761 (7)
of which: stage 3 0 0 0 0 0 118 118 (19)
Irrevocable loan commitments 1,720 13,920 9,834 11,142 7,345 56 44,018 (95)
of which: stage 1 1,720 13,920 9,781 10,845 5,818 0 42,085 (55)
of which: stage 2 0 0 53 298 1,527 0 1,878 (38)
of which: stage 3 0 0 0 0 0 56 56 (2)
Forward starting reverse repurchase and securities borrowing agreements 10,152 2 84 135 0 0 10,373 0
Total off-balance sheet financial instruments 29,643 21,228 14,186 14,077 8,293 174 87,601 (134)
Credit lines
Committed unconditionally revocable credit lines 2,604 17,303 10,893 11,950 4,616 56 47,421 (49)
of which: stage 1 2,604 16,903 10,553 11,452 3,941 0 45,452 (39)
of which: stage 2 0 400 341 497 675 0 1,913 (10)
of which: stage 3 0 0 0 0 0 56 56 0
Irrevocable committed prolongation of existing loans 4 1,803 1,045 826 501 4 4,183 (4)
of which: stage 1 4 1,803 1,045 824 493 0 4,169 (3)
of which: stage 2 0 0 0 2 9 0 11 0
of which: stage 3 0 0 0 0 0 4 4 0
Total credit lines 2,609 19,105 11,939 12,776 5,117 59 51,604 (53)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Scenario Sensitivity Analysis Explanatory

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2024
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (118) (43) (718) (68) (408)
Real estate financing (57) (40) (164) (49) (185)
Large corporate clients (377) (247) (757) (401) (673)
SME clients (180) (151) (259) (223) (327)
Ship financing (24) (27) (42) (28) (78)
Consumer financing / credit cards (58) (63) (72) (65) (168)
Other segments (295) (246) (370) (283) (395)
Total (1,110) (818) (2,381) (1,116) (2,234)

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2023
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (133) (43) (521) (63) (368)
Real estate financing (52) (34) (200) (36) (125)
Large corporate clients (152) (108) (252) (146) (234)
SME clients (103) (85) (186) (96) (164)
Other segments (140) (126) (162) (151) (302)
Total (580) (396) (1,322) (492) (1,193)

Scenario Sensitivity Analysis Calculation Change Explanatory

Potential effect on stage 1 and stage 2 positions

from changing key parameters as of 31 December

2024
USD m 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Mild debt
crisis
Weighted average

Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (5) (6) (124) (15)
+0.50% 6 11 139 20
+1.00% 12 24 302 43
Unemployment rate (absolute change)
–1.00% (6) (10) (117) (18)
–0.50% (3) (5) (63) (9)
+0.50% 3 6 72 11
+1.00% 7 12 154 22
Real GDP growth (relative change)
–2.00% 55 85 86 67
–1.00% 25 40 47 32
+1.00% (24) (44) (49) (27)
+2.00% (48) (80) (83) (55)
House Price Index (relative change)
–5.00% 9 26 241 37
–2.50% 4 12 111 18
+2.50% (6) (14) (102) (20)
+5.00% (9) (23) (188) (33)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 9 13 18 12
–5.00% 2 5 7 4
+5.00% (7) (8) (13) (8)
+10.00% (10) (13) (22) (12)